Supplementary Financial Statement Information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Slow moving inventory expense	$ 50	$ 588